Goodwill (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill [Abstract]
Schedule of Goodwill

Balance January 1, 2014	$1,579
Balance December 31, 2014	1,579
Balance June 30, 2015	$1,579